Expense Example, No Redemption - Pioneer Securitized Income Fund	Dec. 01, 2021 USD ($)
A
Expense Example, No Redemption:
1	$ 538
3	1,003
5	1,495
10	2,845
C
Expense Example, No Redemption:
1	168
3	806
5	1,471
10	3,249
K
Expense Example, No Redemption:
1	66
3	448
5	854
10	1,991
Y
Expense Example, No Redemption:
1	66
3	448
5	854
10	$ 1,991